Equity Compensation Plan	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Equity Compensation Plan
12. Equity Compensation Plan
In 2015 the Company’s shareholders and board of directors adopted an Equity Compensation Plan (“the Plan”), which replaced the Company’s previous equity compensation plan which was adopted in 2007 and expired in 2015 (the “2007 Plan”) under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock, stock appreciation rights and options to purchase common stock. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed 10% of the number of shares of the
Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time. As of December 31, 2023, a total of 555,479 restricted shares had been granted under the 2007 Plan since the first grant in the third quarter of 2007 and 2,174,365 restricted shares and options to purchase 799,000 common shares have been granted under the Plan.
Restricted shares
On May 26, 2021, the Company granted 343,744 of
non-vested
restricted shares under the Plan to the Company’s CEO,
non-executive
members of Board of Directors of the Company and employees of the Manager. The fair value of each share granted was $2.99 which is equal to the market value of the Company’s common stock on that day. 50% of these shares vested on May 26, 2022 and the remaining 50% vest ed
on May 26, 2023.
On February 21, 2023, the Company granted 284,000 of
non-vested
restricted shares under the Plan to the Company’s CEO,
non-executive
members of Board of Directors of the Company and employees of the Manager. The fair value of each share granted was $2.85 which is equal to the market value of the Company’s common stock on that day. 50% of these shares vested on February 21, 2024 and the remaining 50% vest on February 21, 2025.
On May 24, 2023, the Company granted 449,000 of
non-vested
restricted shares under the Plan to the Company’s CEO. The fair value of each share granted was $3.11 which is equal to the market value of the Company’s common stock on that day. These shares vested on November 24, 2023.
On December 8, 2023, the Company granted 833,000 of
non-vested
restricted shares under the Plan to the Company’s CEO,
non-executive
members of Board of Directors of the Company and employees of the Manager. The fair value of each share granted was $6.43 which is equal to the market value of the Company’s common stock on that day. 50% of these shares vest on December 8, 2024 and the remaining 50% vest on December 8, 2025.
All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.
The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends in the years ended December 31, 2021, 2022 and 2023.
The stock based compensation expense for the vested and
non-vested
shares for the years ended December 31, 2021, 2022 and 2023 amounted to $462,508, $462,508 and $2,272,057 respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.
A summary of the status of the Company’s
non-vested
restricted shares as of December 31, 2021, 2022 and 2023, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2021	—	—
Granted	343,744	2.99

Non-vested, December 31, 2021	343,744	2.99

Vested	(171,872)	2.99

Non-vested, December 31, 2022	171,872	2.99

Granted	1,566,000	4.83

Vested	(620,872)	3.08

Non-vested, December 31, 2023	1,117,000	5.52

The total fair value of shares vested during the years ended December 31, 2021, 2022 and 2023 was nil, $465,773 and $3,599,860, respectively, based on the closing share price at each vesting date. The remaining unrecognized compensation cost relating to the shares granted amounting to $5,392,703 as of December 31, 2023, is expected to be recognized over the remaining period of 1.9 years, according to the contractual terms of those non-vested
share awards.
Options to purchase common shares
On May 26, 2021, the Company granted options to acquire up to 250,000 shares of common stock under the Plan to the Company’s CEO. 50% of these options vested on May 26, 2022 and the remaining 50% vest ed
on May 26, 2023. The fair value of each option granted was $1.32. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 46.75%; expected term of 5.75 years; risk-free interest rate of 0.96%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility as calculated using historical data during approximately 6 years prior to the grant date. These options were exercised on August 3, 2023 and 250,000 common shares were acquired for a total consideration of $747,500.
On February 21, 2023, the Company granted options to acquire up to 250,000 shares of common stock under the Plan to the Company’s CEO. 50% of these options vested on February 21, 2024 and the remaining 50% vest on February 21, 2025. These options expire on February 21, 2033. The fair value of each option granted was $1.47. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 50.20%; expected term of 5.75 years; risk-free interest rate of 4.06%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility as calculated using historical data during approximately 6 years prior to the grant date.
125,000
of these options were exercised on February 28, 2024 and 125,000 common shares were acquired for a total consideration of $356,250.
On December 8, 2023, the Company granted options to acquire up to 299,000 shares of common stock under the Plan to the Company’s CEO and non-executive
members of Board of Directors of the Company. 50% of these options vest on December 8, 2024 and the remaining 50% vest on December 8, 2025. These options expire on December 8, 2033. The fair value of each option granted was $3.39. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 51.44%; expected term of 5.75 years; risk-free interest rate of 4.17%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility as calculated using historical data during approximately 6 years prior to the grant date.
A summary of the Company’s
non-vested
stock option activity and related information for the years ended December 31, 2021, 2022 and 2023, is as follows:

	Option shares #	Weighted- Average Exercise Price $
Outstanding – January 1, 2021	—	—
Granted	250,000	2.99
Exercised	—	—
Outstanding – December 31, 2021	250,000	2.99
Exercisable – December 31, 2021	—	—
Granted	—	—
Exercised	—	—
Outstanding – December 31, 2022	250,000	2.99
Exercisable – December 31, 2022	—	—
Granted	250,000	2.85
Granted	299,000	6.43
Exercised	(250,000)	2.99
Outstanding – December 31, 2023	549,000	4.80
Exercisable – December 31, 2023	—	—
No options vested during the year ended December 31, 2021. 125,000 options vested during the year ended December 31, 2022 and 125,000 options vested during the year ended December 31, 2023. The remaining unrecognized compensation cost relating to the options granted amounting to $1,096,710 as of December 31, 2023, is expected to be recognized over the remaining period of 1.9 years, according to the contractual terms of those non-vested
options.
The stock based compensation expense for the vested and
non-vested
options for the years ended December 31, 2021, 2022 and 2023 amounted to $148,280
,
$148,280 and $317,349, respectively, and is included in the consolidated statements of operations under the caption “General and administrative expenses”.
As at December 31, 2023, the weighted average intrinsic value of outstanding stock options was $
1.66

per option.